Note 2 - Securities 1 (Details Textual)	9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	$ 36,000		$ 94,000	$ 4,359,000
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Number of Positions	8		24	181
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 4,346,000		$ 4,943,000	$ 4,747,000
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Number of Positions	196		194	99
Debt Securities, Available-for-Sale, Allowance for Credit Loss	$ 0		$ 0
Proceeds from Sale of Debt Securities, Available-for-Sale	0	$ 0	5,091,000	$ 0
Debt Securities, Available-for-Sale, Excluding Accrued Interest	118,141,000		118,439,000	126,737,000
Equity Securities, FV-NI	210,000		322,000	$ 400,000
Asset Pledged as Collateral [Member]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	$ 89,647,000		$ 85,485,000